EATON VANCE 1-to-10 YEAR LADDERED CORPORATE BOND FUND

Supplement to Statement of Additional Information dated September 27, 2016

EATON VANCE HEXAVEST GLOBAL EQUITY FUND

EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND

Supplement to Statement of Additional Information dated December 1, 2016

EATON VANCE CORE PLUS BOND FUND

Supplement to Statement of Additional Information dated February 1, 2017

EATON VANCE DIVERSIFIED CURRENCY INCOME FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2017 as revised June 21, 2017

EATON VANCE BALANCED FUND

EATON VANCE CORE BOND FUND

EATON VANCE VT FLOATING-RATE INCOME FUND

Supplement to Statements of Additional Information dated May 1, 2017

1.  In accordance with the Eaton Vance funds Trustee retirement policy, Ralph F. Verni retired as a Trustee effective
July 1, 2017.

2.  The following replaces the description of the Governance Committee under “Fund Management.” in “Management and Organization”:

Mmes. Taggart (Chairperson), Frost, Mosley, Peters and Sutherland, and Messrs. Eston, Fetting, Gorman, Park and Wennerholm are members of the Governance Committee.  The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board with respect to the structure, membership and operation of the Board and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board and the compensation of such persons.

3.  The following replaces the description of the Audit Committee under “Fund Management.” in “Management and Organization”:

Messrs. Gorman (Chairperson), Eston, Park and Wennerholm and Ms. Mosley are members of the Audit Committee.  The Board has designated Mr. Park, a noninterested Trustee, as audit committee financial expert.  The Audit Committee’s purposes are to (i) oversee the Fund's and the Portfolio's (if applicable) accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund's and the Portfolio's (if applicable) financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund's and the Portfolio's (if applicable) compliance with legal and regulatory requirements that relate to the Fund's and the Portfolio's (if applicable) accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of the Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of the Fund.

4.  The following replaces the description of the Compliance Reports and Regulatory Matters Committee under “Fund Management.” in “Management and Organization”:

Mmes. Sutherland (Chairperson) and Taggart and Messrs. Eston, Gorman and Wennerholm are members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Fund and the Portfolio (if applicable); (ii) serve as a liaison between the Board and the Fund’s and the Portfolio's (if applicable) CCO; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC.

July 13, 2017

        7.13.17